12. FINANCIAL ASSETS AND LIABILITIES (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade And Other Receivables Details 2Abstract
Allowance for the impairment of trade receivables, beginning	$ 975	$ 790	$ 218
Allowance for impairment	1,266	480	499
Utilizations	(389)	(76)	(59)
Reversal of unused amounts	(31)	(2)	(46)
Gain on net monetary positions	(555)	(179)	(92)
Reclassification to assets held for sale	0	(191)	0
Increase for purchases of subsidiaries	0	0	270
Allowance for the impairment of trade receivables, ending	$ 1,266	$ 975	$ 790